TAXATION (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		12 Months Ended							12 Months Ended					12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2012 Federal and Provincial	Dec. 31, 2011 Federal and Provincial	Dec. 31, 2012 Federal	Dec. 31, 2011 Federal	Dec. 31, 2012 Federal 2030	Dec. 31, 2012 Federal 2031	Dec. 31, 2012 Federal 2032	Dec. 31, 2012 Provincial	Dec. 31, 2011 Provincial	Dec. 31, 2012 Provincial 2030	Dec. 31, 2012 Provincial 2031	Dec. 31, 2012 Provincial 2032	Dec. 31, 2012 United States Tax MethylGene US Inc
TAXATION
Statutory rate (as a percent)									26.90%	28.40%
Reasons for the differences and the related tax effects
Statutory federal and provincial taxes							$ (5,446,000)	$ (2,777,000)
Increase (decrease) in taxes recoverable resulting from:
Effect of change in valuation allowance							5,145,000	2,829,000
Non-deductible stock-based compensation							539,000	267,000
Non-deductible expenses for tax purposes							3,000	2,000
Tax credits not taxable in Quebec							(70,000)	(106,000)
Share issue costs							(183,000)	(112,000)
Tax benefits on capitalized expenses							(1,000)	(24,000)
Effect of foreign jurisdiction tax expense							39,000
Other differences							13,000	(79,000)
Income tax expense	41,000	13,000	60,000	13,000	39,000		39,000												39,000
Current income tax expense
Current period																			39,000
Income tax expense	41,000	13,000	60,000	13,000	39,000		39,000												39,000
Deferred tax asset
Tangible and intangible depreciable assets					853,000	833,000
Inventory					757,000	474,000
Provisions					30,000	8,000
Financing fees					628,000	414,000
Net operating loss carry forwards					6,883,000	3,490,000
Scientific research and experimental development expenditures					4,245,000	2,406,000
Deferred tax assets					13,396,000	7,625,000
Valuation allowance					(13,396,000)	(7,625,000)
Additional disclosures
Amount of increase in valuation allowance					5,800,000
Scientific research and experimental development expenses deductible for income tax purposes									15,100,000	8,500,000				16,600,000	9,400,000
Net operating loss carry forwards (NOLs)									25,513,000	13,000,000	5,907,000	7,059,000	12,547,000	25,682,000	13,100,000	5,984,000	7,066,000	12,632,000
Reconciliation of the beginning and ending gross amounts of unrecognized tax positions
Balance at the beginning of the year									157,000	155,000				3,000	1,000
Gross increase - current period tax positions									2,000	2,000				2,000	2,000
Balance at the end of the year									159,000	157,000				5,000	3,000
Accrual for interest or penalties on tax matters					$ 0	$ 0
Number of ongoing tax audits					0